                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

           Read Instructions at end of Form before preparing Form.
                             Please print or type.


1.       Name and address of issuer:

         VANGUARD SPECIALIZED PORTFOLIOS, INC.

2.       Name of each series or class of funds for which this notice is filed:

         Energy Portfolio
         Health Care Portfolio
         Gold & Precious Metals Portfolio
         Utilities Income Portfolio

3.       Investment Company Act File Number:       811-3916

         Securities Act File Number:               2-88116

4.       Last day of fiscal year for which this notice is filed:   1/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                    /   /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

         N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

         None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         None

9. Number and aggregate sales price of securities sold during the fiscal year:

                                                   Number of                         Aggregate
         Name of  Portfolio                        Portfolio Shares                  Sales Price
         Energy                                    11,091,725                        $178,606,474
         Health Care                               14,323,711                         635,368,223
         Gold & Precious Metals                    14,593,574                         176,987,757
         Utilities Income                          19,244,391                         218,460,600

         Total                                     59,253,401                        $1,209,423,054

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                                   Number of                         Aggregate
         Name of  Portfolio                        Portfolio Shares                  Sales Price
         Energy                                    11,091,725                        $178,606,474
         Health Care                               14,323,711                         635,368,223
         Gold & Precious Metals                    14,593,574                         176,987,757
         Utilities Income                          19,244,391                         218,460,600

         Total                                     59,253,401                        $1,209,423,054


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         None

12.      Calculation of registration fee:

         (i)     Aggregate sales price of securities sold during the fiscal
                 year in reliance on rule 24f-2 (from Item 10):                                $1,209,423,054

         (ii)    Aggregate price of shares issued in connection with
                 dividend reinvestment plans (from Item 11, if applicable):                   +       - 0 -

         (iii)   Aggregate price of shares redeemed or repurchased during
                 the fiscal year (if applicable):                                             - 743,859,145

         (iv)    Aggregate price of shares redeemed or repurchased and
                 previously applied as a reduction to filing fees pursuant to
                 rule 24f-2 (if applicable):                                                  +       -0-

         (v)     Net aggregate price of securities sold and issued during
                 the fiscal year in reliance on rule 24f-2 [line (I), plus line
                 (ii), less line  (iii), plus line (iv)] (if applicable):                     $465,563,909

         (vi)    Multiplier prescried by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
                 Instruction C.6):                                                            x 1/29 of 1%

         (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:                      $160,539.28

INSTRUCTION:     Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                    /  X /

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         March 11, 1996
                                   SIGNATURES


         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dated indicated:


         By (Signature and Title) /s/ RAYMOND J. KLAPINSKY, SECRETARY
                                  ------------------------------------------

                                  Raymond J. Klapinsky, Secretary


         Date:   March 14, 1996

EXHIBIT "A"




March 14, 1996



Vanguard Specialized Portfolios, Inc.
100 Vanguard Boulevard
Malvern, PA 19355

Gentlemen:

Vanguard Specialized Portfolios, Inc. (the "Fund") was originally organized as a business trust under Pennsylvania law on October 19, 1983. The Fund was reorganized into a Maryland corporation on December 31, 1986. I have acted as counsel to the Fund since its initial registration as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"), as amended. It is in my capacity as counsel to the Fund that I am furnishing you this opinion.

I have examined the Fund's: (1) Articles of Incorporation and amendments thereto; (2) minutes of the meetings of shareholders and Directors; (3) Notification of Registration on Form N-8A under the 1940 Act; (4) Registration on Form N-1A under the Securities Act of 1933 ("1933 Act"), and all amendments thereto; and (5) all other relevant documents and records, as well as the procedures and requirements relative to the issuance and sale of the Fund's shares.


The Fund is authorized to issue 4,000,000,000 shares of its common stock with a $.001 par value. On February 1, 1995, (the beginning of the Fund's fiscal year), the Fund offered shares of four Portfolios (Energy, Health Care, Gold & Precious Metals and Utilities Income). On January 31, 1996, (the end of the Fund's fiscal year), the Fund had issued and outstanding approximately 29,371,862 shares of the Energy Portfolio, approximately 31,747,482 shares of the Health Care Portfolio, approximately 46,071,171 shares of the Gold & Precious Metals Portfolio and approximately 60,790,591 shares of the Utilities Income Portfolio.

My examination also disclosed the following information:

1. On February 1, 1995, (the beginning of the Fund's last fiscal year), the Fund had no shares registered under the 1933 Act other than pursuant to Rule 24f-2 of the 1940 Act, but which remained unsold on that date.

2. During the fiscal year ended January 31, 1996, the Fund did not register any securities under the 1933 Act other than pursuant to Rule 24f-2.

3. During the fiscal year ended January 31, 1996, the Fund sold the following shares in reliance upon registration pursuant to Rule 24f-2 of the 1940 Act:

Name of Portfolio                 Number of Shares                  Aggregate Sales Price
Energy                            11,091,725                        $178,606,474
Health Care                       14,323,711                         635,368,223
Gold & Precious Metals            14,593,574                         176,987,757
Utilities Income                  19,244,391                         218,460,600

Total


You have instructed me to file, on behalf of the Fund, a Notice pursuant to Rule 24f-2 of the 1940 Act, for the purpose of registering, under the 1933 Act the combined total of 217,577,763 shares which were sold by the Fund during the fiscal year in reliance upon Rule 24f-2 of the 1940 Act.

Based upon the foregoing information and my examination, it is my opinion that:

1. The Fund is a validly organized and subsisting corporation of the State of Maryland, legally authorized to issue up to 1,000,000,000 shares of its common stock, $.001 par value. The Board of Directors has the power to designate one or more classes ("Portfolios") of shares of common stock and to classify and reclassify any unissued shares with respect to such Portfolios.

2. The proposed registration of the combined total of 217,577,764 shares of the Fund's common stock pursuant to Rule 24f-2 of the 1940 Act is proper;

3. Such shares, which were issued for a consideration deemed by the Directors to be consistent with the Articles of Incorporation, were legally authorized and issued, fully paid and non-assessable; and

4. The holders of such shares have the rights provided with respect to such holdings by the Articles of Incorporation, as amended.

I hereby consent to the use of this opinion as an Exhibit to the Rule 24f-2 Notice filed on behalf of the Fund, covering the registration of such shares under the 1933 Act, and to the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the states in which shares of the Fund are offered. I further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by me.


Very truly yours,

/s/  RAYMOND J. KLAPINSKY
--------------------------------------

BY:   (Raymond J. Klapinsky)
      Counsel


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